Description of Business and Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	May 18, 2018	May 31, 2016	Dec. 31, 2018 USD ($) branch Segment $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)
Basis of Financial Statement Presentation [Abstract]
Number of additional branch office locations | branch			7
Income Taxes [Abstract]
Recognize interest, related to income tax			$ 0	$ 0
Recognize penalties, related to income tax			0	0
Uncertain tax positions			$ 0	0
Segment Reporting [Abstract]
Number of reportable segments | Segment			1
Investment securities:
Net unrealized gains (losses) arising during the period			$ (624,000)	331,000
Less: Amounts reclassified from accumulated other comprehensive income			0	(44,000)
Tax impact on unrealized gain (loss)			148,000	(156,000)
Reclassification of prior tax effects			(27,000)	0
Total unrealized (losses) gains on investment securities			(503,000)	219,000
Basic earnings per common share
Net income available to common shareholders			$ 24,378,000	$ 10,751,000
Basic weighted-average common shares outstanding (in shares) | shares			9,629,467	8,423,532
Basic earnings per common share (in dollars per share) | $ / shares			$ 2.53	$ 1.28
Diluted earnings per common share
Net income available to common shareholders			$ 24,378,000	$ 10,751,000
Dividend on Preferred Series B			446,000	1,119,000
Net income attributable to diluted common shares			$ 24,824,000	$ 11,870,000
Basic weighted-average common shares outstanding (in shares) | shares			9,629,467	8,423,532
Dilutive potential common shares (in shares) | shares			1,281,877	2,092,067
Diluted weighted-average common shares outstanding (in shares) | shares			10,911,344	10,515,599
Diluted earnings per common share (in dollars per share) | $ / shares			$ 2.28	$ 1.13
Common stock, dividend rate, percentage	10.00%	10.00%
Number of retail branch locations | branch			3
Common Stock Options
Diluted earnings per common share
Securities not included in the computation of diluted EPS (in shares) | shares			46,500	0
Computers and Software
Company Premises and Equipment [Abstract]
Estimated useful lives			3 years
Equipment | Minimum
Company Premises and Equipment [Abstract]
Estimated useful lives			5 years
Equipment | Maximum
Company Premises and Equipment [Abstract]
Estimated useful lives			10 years
Building
Company Premises and Equipment [Abstract]
Estimated useful lives			40 years
Land Lease For Retail Location
Diluted earnings per common share
Lease term			99 years
Accounting Standards Update 2018-02
Diluted earnings per common share
Cumulative effect on retained earnings			$ 27,000
Parke Direct Lending LLC
Basis of Financial Statement Presentation [Abstract]
Ownership interest in joint venture (in hundredths)			51.00%
Subsequent Event | Accounting Standards Update 2016-02
Diluted earnings per common share
Operating lease, right-of-use asset					$ 1,300,000
Operating lease, liability					$ 1,300,000